Registration No. 33-25301
                                                     811-5685


                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-1A


                                                                  ____
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /


 Pre-Effective Amendment No.

 Post-Effective Amendment No.  25

                              and
                                                                  ___
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / X /

     Amendment No.  28

                      Williamsburg Investment Trust
          -----------------------------------------------------
           (Exact Name of Registrant as Specified in Charter)

          312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202
          -----------------------------------------------------
                (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513)629-2000

                          W. Lee H. Dunham, Esq.
                          Sullivan & Worcester
                         One Post Office Square
                             Boston, MA 02109
                  ------------------------------------
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
 ___
/  /  immediately upon filing pursuant to Rule 485(b)
 ___
/  / on (      ) pursuant to Rule 485(b)
 ___
/  /  60 days after filing pursuant to Rule 485(a)
 ___
/X / on April 1, 1996 pursuant to Rule 485(a)

 The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended March 31, 1995 was filed on May 26, 1995.

                   WILLIAMSBURG INVESTMENT TRUST
                   -----------------------------
            Cross-Reference Sheet Pursuant to Rule 495(a)
            --------------------------------------------

           Part                           Prospectus
           Form Item                      Cross-Reference
           ---------                     ---------------
Item 1.    Cover Page                    Cover Page

Item 2.    Synopsis                      Prospectus Summary; Synopsis of
                                         Costs and Expenses

Item 3.    Condensed Financial           Not Applicable
           Information
Item 4.    General Description           Investment Objective,
           of Registrant                 Investment Policies and
           Risk Considerations;          Management of the Fund

Item 5.    Management of the Fund        Management of the Fund

Item 5A.   Management's Discussion       Not Applicable
           of Fund Performance

Item 6.    Capital Stock and             Dividends, Distributions,
           Distributions,                Taxes and Other
           Other Securities              Information

Item 7.    Purchase of Securities        How to Purchase Shares;
           Being Offered                 How Net Asset Value is
                                         Determined; Application

Item 8.    Redemption or Repurchase      How to Redeem Shares

Item 9.    Pending Legal Proceedings     Not Applicable


                                         Statement of
           Part B                        Additional Information
           Form Item                     Cross-Reference

Item 10.   Cover Page                    Cover Page

Item 11.   Table of Contents             Cover Page

Item 12.   General Information           Capital Shares and Voting
           and History

Item 13.   Investment Objectives         Investment Objective and
           and Policies                  Policies; Description of Bond
                                         Ratings; Investment Limitations

Item 14.   Management of the Fund        Trustees and Officers

Item 15.   Control Persons and           Not Applicable
           Principal Holders of
           Securities

Item 16.   Investment Advisory and       Investment Advisor; Sub-
           Other Services                Advisor; Administrator;
                                         Other Services; Allocation of
                                         Trust Expenses

Item 17.   Brokerage Allocation          Brokerage

Item 18.   Capital Stock and             Capital Shares and Voting
           Other Securities

Item 19.   Purchase, Redemption and      Special Shareholder
           Pricing of Securities         Services; Purchase of
           Being Offered                 Shares; Redemption of Shares;
                                         Net Asset Value Determination

Item 20.   Tax Status                    Additional Tax Information

Item 21.   Underwriters                  Not Applicable

Item 22.   Calculation of                Calculation of
           Performance Data              Performance Data

Item 23.   Financial Statements          Financial Statements and
                                         Reports

                                             PROSPECTUS
                                             April 1, 1996

             THE JAMESTOWN INTERNATIONAL EQUITY FUND

                         A NO-LOAD FUND

The investment objective of THE JAMESTOWN INTERNATIONAL EQUITY FUND is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

                       INVESTMENT ADVISOR
             Lowe, Brockenbrough & Tattersall, Inc.
                       Richmond, Virginia

The Jamestown International Equity Fund (the "Fund") is a NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company. This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

A Statement of Additional Information, dated April 1, 1996, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. The Fund's address is P.O. Box 5354, Cincinnati, Ohio 45201-5354, and its telephone number is 1-800-443-4249. A copy of the Statement of Additional Information may be obtained at no charge by calling or writing the Fund.

                        TABLE OF CONTENTS

PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . .
SYNOPSIS OF COSTS AND EXPENSES . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE, INVESTMENT POLICIES
  AND RISK CONSIDERATIONS. . . . . . . . . . . . . . . . . . .
HOW TO PURCHASE SHARES . . . . . . . . . . . . . . . . . . . .
HOW TO REDEEM SHARES . . . . . . . . . . . . . . . . . . . . .
HOW NET ASSET VALUE IS DETERMINED . . . . . . . . . . . . . .
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . .
DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION. . . . .
APPLICATION . . . . . . . . . . . . . . . . . . . . . . . . .

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       PROSPECTUS SUMMARY

THE FUND. THE JAMESTOWN INTERNATIONAL EQUITY FUND (the "Fund") is a NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." The Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.


INVESTMENT APPROACH. The Fund aims to exploit inefficiencies that exist among and within securities markets located outside the United States. Concentrated positions will be established in countries and regions that look most attractive. In choosing a country or region for the portfolio, the Fund will look for a favorable mix of positive monetary outlook, attractive valuation levels, accelerating corporate earnings, and a good supply and demand relationship for equities. In general, the country or region concentration will be further focused on liquid investments in specific companies where broadly defined value and accelerating earnings have been identified. (See "Investment Objective, Investment Policies and Risk Considerations.")


INVESTMENT ADVISOR AND SUB-ADVISOR. Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") serves as investment manager to the Fund. For its services, the Advisor receives compensation of 1.00% of the average daily net assets of the Fund. The Advisor currently intends to waive its advisory fees to the extent necessary to limit the Fund's total operating expenses to 1.60% per annum of its average daily net assets.


Oechsle International Advisors, L.P. (the "Sub-Advisor") has been retained as sub-advisor to the Fund. The Sub-Advisor receives compensation from the Advisor (not the Fund) in the amount of one-half of the advisory fee received by the Advisor (net of any advisory fee waivers). (See "Management of the Fund.")


PURCHASE OF SHARES. Shares are offered "No-Load," which means they may be purchased directly from the Fund without the imposition of any sales or 12b-1 charges. The minimum initial purchase for the Fund is $5,000. Subsequent investments must be $1,000 or more. Shares may be purchased by individuals or organizations and may be appropriate for use in Tax Sheltered Retirement Plans and Systematic Withdrawal Plans. (See "How to Purchase Shares.")

REDEMPTION OF SHARES. There is currently no charge for redemptions. Shares may be redeemed at any time in which the Fund is open for business at the net asset value next determined after receipt of a redemption request by the Fund. (See "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS. Net investment income of the Fund is distributed quarterly. Net capital gains, if any, are distributed annually. Shareholders may elect to receive dividends and distributions in cash or the dividends and distributions may be reinvested in additional Fund shares. (See "Dividends, Distributions, Taxes and Other Information.")

MANAGEMENT. The Fund is a series of the Williamsburg Investment Trust (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Fund. The Trust has employed MGF Service Corp. (the "Administrator") to provide administration, accounting and transfer agent services. (See "Management of the Fund.")

                 SYNOPSIS OF COSTS AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:                          None

ANNUAL FUND OPERATING EXPENSES:
   (As a percentage of average net assets)
Investment Advisory Fees . . . . . . . . . . . . . . . . . 1.00%
Administrator's Fees . . . . . . . . . . . . . . . . . . . 0.25%
Other Expenses . . . . . . . . . . . . . . . . . . . . . . 0.35%

Total Fund Operating Expense . . . . . . . . . . . . . . . 1.60%

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

                       1 Year         3 Years
                        ------         -------
                        $16             $50

The purpose of the foregoing table is to assist investors in the Fund in understanding the various costs and expenses that they will bear directly or indirectly. See "Management of the Fund" for more information about the fees and costs of operating the Fund. The Annual Fund Operating Expenses shown above are based upon estimated amounts for the current fiscal year. The EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

           INVESTMENT OBJECTIVE, INVESTMENT POLICIES
                     AND RISK CONSIDERATIONS

The Fund will seek superior total returns by actively investing substantially all of its assets in equity securities of issuers located outside the United States.


The Fund will not invest in physical commodities or speculative currency positions. Stock and currency options may be used in a limited way. Currency forward contracts may also be purchased.

The Fund aims to exploit inefficiencies that exist among and within securities markets located outside the United States. Concentrated positions will be established in countries and regions that look most attractive. In choosing a country or region for the portfolio, the Fund will look for a favorable mix of positive monetary outlook, attractive valuation levels, accelerating corporate earnings, and a good supply and demand relationship for equities. In general, the country or region concentration will be further focused on liquid investments in specific companies where broadly defined value and accelerating earnings have been identified.


Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.


INTERNATIONAL INVESTING. The Sub-Advisor believes that investors must scan the world for investment opportunities. International diversification is important because (i) non-U.S. stocks now account for more than sixty percent of the world's stock market capitalization and (ii) the Sub-Advisor believes that international investing meaningfully reduces risk while potentially improving returns.

In 1967, the United States represented seventy percent of the world's stock market capitalization, thus providing U.S. investors with ample choices at home. However, by 1980 rapid growth in the economies of other countries and the development of their equity markets reduced the U.S. percentage to approximately fifty percent of a much larger world market. By the end of 1995, the U.S. percentage had declined further to less than forty percent. Therefore, non-U.S. stocks, now nearly twice the amount of U.S. stocks in terms of market capitalization, represent a large, increasingly significant pool presenting opportunities which investors can no longer ignore.

The Sub-Advisor believes that international diversification significantly reduces risk and potentially improves returns. Over the last 25 years, non-U.S. stocks have outperformed U.S. equities by a large margin. For the period from 1971 to 1995, the U.S. equity market had a total return of approximately 1,431%, whereas the Europe, Australia and Far East index compiled by Morgan Stanley Capital International (the "EAFE Index") had a total return, as measured in U.S. dollars, of approximately 2,611% for the same period. Furthermore, the Sub-Advisor believes that the inclusion of international stocks to an existing portfolio of U.S. securities results in lower risk mainly due to the fact that foreign economies and markets are not synchronized with the U.S. economy or the U.S. equity market.

Recognition of the enhanced risk/reward characteristics of international investing on the part of institutional investors is demonstrated by their rapidly increasing exposure to international equity markets. By the end of 1995, U.S. pension funds had invested 8 percent of their equity portfolios in international equities. This percentage is expected to significantly increase over the next five years.

PHILOSOPHY. The Sub-Advisor combines top-down country selection with bottom-up stock selection in order to exploit the inefficiencies within and between international equity markets. Various academic studies have shown that 60 to 70 percent of a portfolio's returns are determined by the asset allocation mix, while the remainder is the result of stock selection.


The world's financial markets continually change, and it is the job of the fund manager to understand and act upon these changing trends. Over the last 25 years:

     * major inflation in the United States and Europe during the 1970s decimated the performance of common stocks, resulting in major gains in "hard assets";

     * a disinflationary period in the 1980s provided some of the best returns of this century for common stocks both in Europe and the United States;

     * the economies and securities markets of Japan and other Pacific Rim countries performed spectacularly;

     * Latin America reversed decades of economic stagnation in the mid- to late-1980s as a result of dramatic political and economic changes; and

     * technology transformed political, economic and financial patterns worldwide.


The Sub-Advisor believes that to consistently provide investors with superior returns, it is imperative to focus on both country selection as well as stock selection. Four primary factors are reviewed in the country selection process in order to rank all the countries for potential returns in U.S. dollars. The Sub-Advisor looks for a positive monetary environment that is likely to stimulate economic growth. The Sub-Advisor looks for accelerating corporate earnings in countries selling at reasonable valuation levels given the expected growth. Finally, the Sub-Advisor looks at the demand and supply relationship for equities in each country.

The Sub-Advisor seeks to control risk by diversifying across a number of foreign markets. The Fund will generally have investments in 12 or more countries, and the Fund will never be completely out of any major market in the EAFE Index. The Fund will be further diversified by holding, on average, 80 stocks in the portfolio. A quantitative review of the portfolio serves to identify the risk and return parameters of the investments.

Once the macro-economic framework is developed, the Sub-Advisor seeks to add value through security selection. The Sub-Advisor focuses on medium and large capitalization stocks, but the Fund will typically hold 5% to 25% of the Fund's assets in companies that have a market capitalization of less than $1 billion. The minimum market capitalization for an investment is $50 million. Turnover in the portfolio will generally average between 25% and 50%.

The stock selection process is earnings driven with a particular focus on cash earnings. In international markets where the accounting and reporting standards are not as standardized as in the United States, the Sub-Advisor believes that cash earnings are the best reflection of the true earnings power of a corporation. The Sub-Advisor analyzes accounting and legal differences in order to compare investment among different countries. The core of the equity research process is driven by fundamental research. The Sub-Advisor's investment research professionals annually visit more than 600 companies around the globe that are potential investments. The Sub-Advisor feels that these company visits are an essential part of understanding the cash generation capabilities of the companies. The Sub-Advisor is headquartered in Boston and has offices and investment professionals in Frankfurt, London and Tokyo.

The Fund will use currency hedges only as a defensive measure. Given its outlook for the various currencies, the Sub-Advisor first seeks beneficial currency exposure through country allocation. Secondly, the Sub-Advisor will concentrate investments in securities that are likely to benefit from the currency outlook. Finally, as a defensive measure, the Sub-Advisor may hedge some of the Fund's currency position to protect the portfolio against a rise in the dollar of the United States. The Fund may hedge up to 50% of its investments in international markets.

Investing in foreign securities involves considerations and possible risks not typically involved in investing in securities of companies domiciled and operating in the United States, including the instability of some governments, the possibility of expropriation, limitations on the use or removal of funds or other assets, changes in governmental administration or economic or monetary policy (in the United States or elsewhere) or changed circumstances in dealings between nations. The application of non-U.S. tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect investment in such securities. Higher expenses may result from investment in non-U.S. securities than would result from investment in U.S. securities because of the costs that must be incurred in connection with conversions between various currencies and brokerage commissions that may be higher than those in the United States. Securities markets located outside the United States also may be less liquid, more volatile and less subject to governmental supervision than those in the United States. Investments in countries other than the United States could be affected by other factors not present in the United States, including lack of uniform accounting, auditing and financial reporting standards and potential difficulties in enforcing contractual obligations.

While the Fund intends to invest primarily in equity securities, up to 20% of the Fund's assets may be invested in convertible bonds and other debt securities. These debt obligations consist of U.S. and foreign government securities and corporate debt securities. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. While securities in these categories are generally accepted as being of investment grade, the fourth highest grade is considered to be a medium grade and has speculative characteristics even though it is regarded as having adequate capacity to pay interest and repay principal.

Hedging Techniques
------------------
Unless otherwise indicated, the Sub-Advisor may engage in the following hedging techniques to seek to hedge all or a portion of the Fund's assets against market value changes resulting from changes in securities prices and currency fluctuations. Hedging is a means of attempting to offset, or neutralize, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment. The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the hedging strategy.

PUT AND CALL OPTIONS. The Fund may write (sell) covered put and call options as a means of enhancing its return and may buy put and call options written by others covering securities, futures contracts and foreign currencies to attempt to provide protection against the adverse effects of anticipated changes in the prices of such instruments. The Fund may write covered call options as a means of enhancing its return through the receipt of premiums when the Adviser determines that the underlying securities, futures contracts or foreign currencies have achieved their potential for appreciation.
However, by writing such options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security, futures contract or foreign currency above the exercise price except insofar as the premium represents such a profit.

The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security, futures contract or foreign currency. If this occurred, the option could be exercised and the underlying instrument would then be sold to the Fund at a higher price than its then current market value. The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities, futures contracts or foreign currencies. The purchase of a put option protects the value of portfolio holdings in a falling market, while the purchase of a call option protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, futures contract or foreign currency increased by an amount greater than the premium paid. It would realize a loss if the price of the security, futures contract or foreign currency decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund. When writing put options the Fund will be required to segregate cash and/or liquid high-grade debt securities to meet its obligations. When writing call options the Fund will be required to own the underlying financial instrument or segregate with its Custodian cash and/or short-term high quality securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired. The staff of the Securities and Exchange Commission has taken the position that over-the-counter options and the assets used as "cover" for over-the-counter options are illiquid securities.


FUTURES CONTRACTS. The Fund may buy and sell futures contracts as a hedge to protect the value of the Fund's portfolio against anticipated changes in securities prices and foreign currencies. There are several risks in using futures contracts. One risk is that futures prices could correlate imperfectly with the behavior of cash market prices of the financial instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction. Another risk is that the Sub-Advisor may be incorrect in its expectation of future prices of the underlying financial instrument. There is also a risk that a secondary market in the obligations that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so. When buying or selling futures contracts the Fund will be required to segregate cash and/or liquid high-grade debt obligations to meet its obligations under these types of financial instruments. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to operate in a manner consistent with its investment objective may be impaired.

FORWARD CURRENCY EXCHANGE CONTRACTS. When the Sub- Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may attempt to hedge some portion or all of this anticipated risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio obligations denominated in such foreign currency. It may also enter into such contracts to protect against loss between trade and settlement dates resulting from changes in foreign currency exchange rates. Such contracts will also have the effect of limiting any gains to the Fund between trade and settlement dates resulting from changes in such rates.


Certain Risk Considerations
---------------------------
CURRENCY RISKS. The Fund's investments that are denominated in a currency other than the U.S. dollar are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Fund may try to hedge these risks by investing in foreign currencies, currency futures contracts and options thereon, forward currency exchange contracts, or any combination thereof, but there can be no assurance that such strategies will be effective.


MARKET RISKS. General price movements of securities and other investments, market movements may significantly affect the value of the Fund's portfolio. With respect to the investment strategy utilized by the Fund, there is always some, and occasionally a significant, degree of market risk. Investing in small companies involves certain special risks. Small companies may have limited product lines, markets, or financial resources, and their managements may be dependent on a limited number of key individuals. The securities of small companies may have limited market liquidity and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EMERGING MARKETS. The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and have less liquidity. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures applied internally or imposed by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


HEDGING TECHNIQUES. The Fund's ability to establish and close out positions in futures contracts and options will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those futures contracts and options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option or at any particular time.

Transactions in options involve special risks. The Fund may not be able to enter into a closing transaction to cancel its obligations with respect to the options it has written or purchased. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

CONFLICTS OF INTEREST. The Sub-Advisor may determine from time to time that some investment opportunities are appropriate for certain of its clients and not others, including the Fund, as the Fund has an investment objective that may vary from that of other clients. For these and other reasons, such as differing time horizons, liquidity needs, tax consequences and assessments of general market conditions and of individual securities (including options), Fund investment transactions may or may not vary from decisions made for others by the Sub-Advisor. It may also occasionally be necessary to allocate limited investment opportunities among the Fund and other clients of the Sub-Advisor, on a fair and equitable basis deemed appropriate by the Sub-Advisor.


FACTORS TO CONSIDER. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. To the extent that the major portion of the Fund's portfolio is invested in equity securities, it may be expected that the net asset value of the Fund will be subject to greater fluctuation than a portfolio containing mostly fixed income securities.


Other Investment Techniques
---------------------------
MONEY MARKET INSTRUMENTS. Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. For temporary defensive purposes, when the Sub-Advisor determines that market conditions warrant, the Fund may depart from its normal investment objective and money market instruments may be emphasized, even to the point that 100% of the Fund's assets may be so invested. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category by Moody's or S&P or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P or, if not so rated, of equivalent quality in the Sub-Advisor's opinion. See the Statement of Additional Information for a further description of money market investments.

BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid high-grade debt obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed without the affirmative vote of a majority of its outstanding shares.


PORTFOLIO TURNOVER. By utilizing the approach to investing described herein, and assuming continuation of existing market dynamics, annual portfolio turnover is expected to average between 25% and 50%, and will generally not exceed 100%. Market conditions may dictate, however, a higher rate of portfolio turnover in a particular year. The degree of portfolio activity affects the brokerage costs of the Fund and may have an impact on the amount of taxable distributions to shareholders.


REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the securities subject to the repurchase agreement. The Fund will not enter into a repurchase agreement which will cause more than 15% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

INVESTMENT COMPANIES. The Fund may invest in the securities of open-end and closed-end investment companies which are generally authorized to invest in securities eligible for purchase by the Fund. To the extent the Fund does so, Fund shareholders would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

In addition, shares of closed-end investment companies frequently trade at a discount from their net asset values. This characteristic of shares of a closed-end investment company is a risk separate and distinct from the risk that its net asset value will decrease.

The Fund does not presently intend to invest more than 10% of its total assets in securities of other investment companies. In addition, the Fund will not invest more than 5% of its total assets in securities of any single investment company, nor will it purchase more than 3% of the outstanding voting securities of any investment company.

                     HOW TO PURCHASE SHARES

THERE ARE NO SALES COMMISSIONS CHARGED TO INVESTORS. Assistance in opening accounts may be obtained from the Administrator by calling 1-800-443-4249, or by writing to the Fund at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Fund. Such broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund, unless stated otherwise herein, is $5,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m., Eastern time, will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m., Eastern time, your order will purchase shares at the net asset value determined on the next business day. (See "How Net Asset Value is Determined.")

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to The Jamestown International Equity Fund, and mail it to:

          THE JAMESTOWN INTERNATIONAL EQUITY FUND
          C/O SHAREHOLDER SERVICES
          P.O. BOX 5354
          CINCINNATI, OHIO  45201-5354

BANK WIRE ORDERS. Investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Fund, at 1-800-443-4249, before wiring funds, to advise the Fund of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

     _______________________________
     ABA#
     For Williamsburg Investment Trust #________
     For The Jamestown International Equity Fund
     (Shareholder name and account number or
      tax identification number)
It is important that the wire contain all the information and that the Fund receives prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800-443-4249 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EMPLOYEES AND AFFILIATES OF THE FUND. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Fund or certain parties related thereto. The minimum initial investment for such accounts is $1,000. See the Statement of Additional Information for further details.

STOCK CERTIFICATES. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

                      HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m., Eastern time, will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $5,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $5,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-443-4249, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to The Jamestown International Equity Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2) any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days) may be reduced or avoided if the purchase is made by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"),
(ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See "Signature Guarantees.")

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, and (2) requests to establish or change redemption services other than through your initial account application. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption, or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to the shareholder's bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by calling or writing the Fund. See the Statement of Additional Information for further details.

                  HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). Securities held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result, the net asset value per share of the Fund may be significantly affected by trading on days when the Fund is not open for business. Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed-income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using currency exchange rates. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

                      MANAGEMENT OF THE FUND

The Fund is a diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts. The Statement of Additional Information identifies the Trustees and officers of the Trust and the Fund and provides information about them.

INVESTMENT ADVISOR. Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") provides the Fund with general investment supervisory services pursuant to an Investment Advisory Agreement with the Trust.

The Advisor, organized as a Virginia corporation in 1970, is controlled by Austin Brockenbrough III and Fred T. Tattersall. In addition to acting as Advisor to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor also serves as investment advisor to The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Bond Fund, The Jamestown Short Term Bond Fund and The Jamestown Tax Exempt Virginia Fund (five series of the Trust), the subjects of separate prospectuses.

Compensation of the Advisor is at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor currently intends to waive its advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.60% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of the Fund may therefore exceed 1.60% of its average daily net assets.

As of the date of this Prospectus, the Advisor is the sole shareholder of the Fund.

The Advisor's address is 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.


SUB-ADVISOR. Subject to the authority of the Board of Trustees and the supervision of the Advisor, Oechsle International Advisors, L.P. (the "Sub-Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to a Sub-Advisory Agreement with the Trust and the Advisor. The Sub-Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees.

Oechsle Group, L.P. is the General Partner of the Sub-Advisor. The limited partners of the Sub-Advisor are Dresdner Asset Management (U.S.A.) Corporation (a subsidiary of Dresdner Bank A.G.) and the OIA Limited Partnership Interest Trust (which is beneficially owned by the employees of the Sub-Advisor). The Managing Partner of Oechsle Group, L.P. and portfolio manager of the Fund is Walter Oechsle. Mr. Oechsle, who has 35 years experience in the international investment arena, began his career at Arnhold and S. Bleichroeder before moving to Putnam to become the President and Chief Investment Officer of Putnam International Advisors. In 1986, Mr. Oechsle left with most of the team from Putnam International Advisors and established Oechsle Group, L.P. The founding partners of the Oechsle Group, all of whom are still actively involved, have an average tenure of thirteen years with the current investment team. The Sub-Advisor has eighteen investment professionals located in offices in Boston, Frankfurt, London and Tokyo. The Sub-Advisor manages over $7 billion in international assets in separately managed and commingled accounts for private and institutional investors.


Compensation of the Sub-Advisor is paid by the Advisor (not the Fund) in the amount of one-half of the advisory fee received by the Advisor (net of any advisory fee waivers).


The Sub-Advisor's address is One International Place, Boston, Massachusetts
02110.


ADMINISTRATOR. The Fund has retained MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator is a subsidiary of Leshner Financial Inc., of which Robert H. Leshner is the controlling shareholder.

The Administrator supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. In addition, the Administrator calculates daily net asset value per share and maintains such books and records as are necessary to enable it to perform its duties.

The Fund pays the Administrator a fee for these services at the annual rate of 0.25% of the average value of its daily net assets up to $25 million, 0.225% on the next $25 million of such assets and 0.20% of such assets in excess of $50 million; provided, however, that the minimum fee is $4,000 per month. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

CUSTODIAN. The Custodian of the Fund's assets is ________________________ (the "Custodian"). The Custodian's mailing address is ___________________. The Advisor, Sub-Advisor, Administrator or interested persons thereof may have banking relationships with the Custodian.

OTHER FUND COSTS. The Fund pays all expenses not assumed by the Advisor, including its fees. Fund expenses include, among others, the fees and expenses, if any, of the Trustees and officers who are not "affiliated persons" of the Advisor or the Sub-Advisor, fees of the Fund's Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Fund's shareholder servicing operations, fees and expenses of qualifying and registering the Fund's shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Fund is also liable for any nonrecurring expenses that may arise such as litigation to which the Fund may be a party. The Fund may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of the Fund are accrued daily on the books of the Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.

In order to register its shares for sale in certain states, the Fund may be required to place limitations on its expenses. The Advisor has agreed with the Fund that, if expenses exceed the lesser of (i) any such state limitations or (ii) 2% of the Fund's average daily net assets, the Advisor will either waive its fees and/or reimburse the Fund to the extent required to conform to such limitations. Such reimbursements, if required, would be accounted for as a reduction of expenses. The Advisor would not be required to make reimbursements in excess of the fees received from the Fund.

BROKERAGE. The Fund has adopted brokerage policies which allow the Sub-Advisor to prefer brokers which provide research or other valuable services to the Sub-Advisor and/or the Fund. In all cases, the primary consideration for selection of broker-dealers through which to execute brokerage transactions will be to obtain the most favorable price and execution for the Fund. Research services obtained through the Fund's brokerage transactions may be used by the Sub-Advisor for its other clients; conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Sub-Advisor's other clients. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Advisor. The Statement of Additional Information contains more information about the management and brokerage practices of the Fund.



      DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION

The Statement of Additional Information contains additional information about the federal income tax implications of an investment in the Fund in general and, particularly, with respect to dividends and distributions and other matters. Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income tax implications are not covered, nor is this discussion exhaustive on the subject of federal income taxation. Consequently, investors should seek qualified tax advice.

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. The Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S.

Distributions resulting from the sale of foreign currencies and foreign obligations, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If these transactions result in reducing the Fund's net income, a portion of the income may be classified as a return of capital (which will lower your tax basis). If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by the Fund.

Under applicable tax law, the Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although it is anticipated the Fund will comply with such limits, the Fund's extensive use of these hedging techniques involves greater risk of unfavorable tax consequences than funds not engaging in such techniques. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund as well as affect whether dividends paid by the Fund are classified as capital gain or ordinary income.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. Current practice of the Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund.

TAX STATUS OF THE FUND. If the Fund is qualified as a "regulated investment company" under the Code, it will not be liable for federal income taxes on amounts paid as dividends and distributions. The Code contains a number of complex requirements which an investment company must meet in order to qualify. For a more detailed discussion of the tax status of the Fund, see "Additional Tax Information" in the Statement of Additional Information.

DESCRIPTION OF FUND SHARES AND OTHER MATTERS. The Declaration of Trust of the Williamsburg Investment Trust currently provides for the shares of eleven funds, or series, to be issued. Shares of all eleven series have currently been issued, in addition to the Fund: shares of the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. of Mobile, Alabama; and shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Bond Fund, The Jamestown Short Term Bond Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Tattersall, Inc. The Trustees are permitted to create additional series, or funds, at any time.

Shares are freely transferable, have no preemptive or conversion rights and, when issued, are fully paid and non-assessable. Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Fund shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

The Declaration of Trust provides the Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; (2) any Trustee may be removed with or without cause at any time: (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Any group of shareholders representing 10% or more of the shares then outstanding may call a meeting for the purpose of removing one or more of the Trustees. If shareholders desire to call a meeting to consider the removal of one or more Trustees, they will be assisted in communicating with other shareholders. See the Statement of Additional Information for more information. Shareholder inquiries may be made in writing, addressed to the Fund at the address shown on the cover.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See the Statement of Additional Information for further information about the Trust and its shares.

CALCULATION OF PERFORMANCE DATA. From time to time the Fund may advertise its total return. The Fund may also advertise yield. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of total return assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If a Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may be quoted for the same or different periods as those for which standardized return is quoted. Nonstandardized Return may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof.

The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.


PRIOR PERFORMANCE OF SUB-ADVISOR. The investment performance of the Sub-Advisor illustrated below represents, from September 15, 1986 forward, the performance for all of the Sub-Advisor's private clients' accounts (the "Accounts") which were managed with investment objectives, policies and strategies substantially similar to those to be employed by the Sub-Advisor in managing the Fund. Performance prior to September 15, 1986 represents the average account performance of Putnam International Advisors for accounts managed with investment objectives, policies and strategies substantially similar to those to be employed in managing the Fund. Mr. Oechsle joined Putnam International Advisors in 1979 as President and Chief Investment Officer and served as such, along with other partners of the Sub-Advisor, until August 20, 1986. The investment philosophy and practices employed by these persons managing international accounts at Putnam were substantially the same as those employed by the Sub-Advisor.

The Sub-Advisor's gross performance numbers have been reduced by a hypothetical management fee of 1%, which represents both the management fee the Fund will be charged and the estimated average fee the Accounts measured below have been charged. In addition, the rates of return are shown net of brokerage fees and commissions.


While the Fund will employ investment objectives and strategies that are substantially similar to those that were employed by the Sub-Advisor in managing the Accounts, the Fund may be subject to certain restrictions on its investment activities to which the Sub-Advisor was not previously subject. Examples include limits on the percentage of assets invested in securities of issuers in a single industry, and requirements on distributing income to shareholders. Operating expenses will be incurred by the Fund which are not incurred by the Sub-Advisor in managing the Accounts. While the Accounts incur inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. It is not intended that the following performance data be relied upon by investors as an indication of future performance of the Fund.

PERIODIC RATES OF RETURN

                          Oechsle        Europe, Australia
                       International           and
                       Advisors, L.P.*    Far East Index
    Year               (Net of Fees)      ("EAFE Index")
-----------             ------------       -------------
   1979                   10.09%             5.40%
   1980                   24.84%            22.80%
   1981                   -3.73%            -1.70%
   1982                    7.19%            -1.40%
   1983                   32.97%            23.50%
   1984                   -2.28%             7.30%
   1985                   79.88%            55.10%
   1986                   65.94%            69.71%
   1987                   19.69%            24.63%
   1988                   13.76%            28.27%
   1989                   25.25%            10.53%
   1990                  -15.82%           -23.46%
   1991                    9.91%            12.12%
   1992                   -3.42%           -12.18%
   1993                   30.90%            32.56%
   1994                    9.20%             7.78%
   1995                   11.85%            11.21%

1979 through 1995
-----------------
Annualized Return         16.49%             13.99%
Cumulative Return      1,240.22%            825.85%

* The above returns include the non-U.S. equity average account performance of Putnam International Advisors from January 1, 1979 to August 20, 1986. The partners of the Advisor were employed at Putnam International Advisors until August 20, 1986. From September 15, 1986 forward, it illustrates the non-U.S. equity average account performance of the Advisor.


THE JAMESTOWN INTERNATIONAL EQUITY FUND

                                         Send completed application to:
                                         The Jamestown International Equity
Fund
                                         Shareholder Services
FUND SHARES APPLICATION                  P.O. Box 5354
(Please type or print clearly)           Cincinnati, OH 45201-5354
-----------------------------------------------------------------------------
ACCOUNT REGISTRATION

o Individual   ______________________________________________________________
               (First Name) (Middle Initial) (Last Name)     (Birthdate)
(SS#)

o Joint*       ______________________________________________________________
               (First Name) (Middle Initial) (Last Name)     (Birthdate)
(SS#)

             *Joint accounts will be registered joint tenants with the right of survivorship unless otherwise indicated.


o    UGMA/UTMA_______________________________________under the_________Uniform
              (First Name) (Middle Initial) (Last Name)          (State)
     Gifts/Transfers to Minors Act

               ______________________________________________________as
Custodian     (First Name) (Middle Initial) (Last Name)

              _______________________________________________________________
               (Birthdate of Minor)                  (SS # of Minor)

o For Corporations,
  Partnerships, Trusts,
  Retirement Plans and
  Third Party IRAs
               _______________________________________________________________
               Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered, and the date of the Trust instrument.

              ____________________________________________________________
                                 (Taxpayer Identification Number)
------------------------------------------------------------------------------
ADDRESS

Street or P.O. Box____________________________________________________________

City_____________________________________   State__________  Zip______________

Telephone_______________ U.S. Citizen____ Resident Alien____ Non Resident____ (Country of Residence)__________

------------------------------------------------------------------------------
DUPLICATE CONFIRMATION ADDRESS (if desired)

Name__________________________________________________________________________

Street or P.O. Box____________________________________________________________

City_________________________________   State__________  Zip______________
------------------------------------------------------------------------------
INITIAL INVESTMENT (Minimum initial investment:  $5,000)

o Enclosed is a check payable to The Jamestown International Equity Fund for $____


o Funds were wired to_____________ on___________ in the amount of $__________

By Mail: You may purchase shares by mail by completing and signing this application. Please mail with your check to the address above.

By Wire: You may purchase shares by wire. Prior to sending the wire, please contact the Fund at 1-800-443-4249 so that your wire transfer is properly credited to your account. Please forward your completed application by mail immediately thereafter to the Fund. The wire should be routed as follows:

     _______________________________
     ABA #_________________
     For credit Williamsburg Investment Trust #8735-004939
     For Jamestown International Equity Fund
     For (shareholder name and Social Security or Taxpayer ID Number)
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DIVIDEND AND DISTRIBUTION INSTRUCTIONS

o Reinvest all dividends and capital gains distributions

o Reinvest all capital gain distributions; dividends to be paid in cash

o Pay all dividends and capital gain distributions in cash\

SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS

Please retain a copy of this document for your files. Any modification of the information contained in this section will require an Amendment to this Application Form.

o New Application   o  Amendment to previous Application dated_______________

Account No.________________

Name of Registered Owner____________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner. Any______ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of The Jamestown International Equity Fund for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

 Name                  Title                  Signature
 ___________________   ___________________    ______________________________

 ___________________   ___________________    ______________________________

 ___________________   ___________________    ______________________________

The Jamestown International Equity Fund, or any agent of the Fund may, without inquiry, rely upon the instruction of any person(s) purporting to be an authorized person named above, or in any Amendment received by the Fund or its agent. The Fund and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
------------------------------------------------------------------------------
SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
Please honor any redemption instruction received via telegraphic or facsimile believed to be authentic.

o  Please mail redemption proceeds to the name and address of record

o Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $5,000)

SYSTEMATIC WITHDRAWAL
Please redeem sufficient shares from this account at the then net asset value, in accordance with the instructions below:
(subject to a minimum $100 per distribution)

Dollar amount of each withdrawal $_________beginning the last business day of_____

Withdrawals to be made:  o Monthly   o Quarterly

o Please DEPOSIT DIRECTLY the proceeds to the bank account below

o Please mail redemption proceeds to the name and address of record

AUTOMATIC INVESTMENT
Please purchase shares of The Jamestown International Equity Fund by withdrawing from the commercial bank account below, per the instructions below:

Amount $________________(minimum $100)  o Monthly   o Quarterly

____________________________is hereby authorized to charge to my account the bank draft amount here indicated. I understand the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.
     ________________________________________________________________
     (Signature as your name appears on the bank account to be drafted)

Name as it appears on the account____________________________________________

Commercial bank account #____________________________________________________

ABA Routing #________________________________________________________________

City, State and Zip in which bank is
located___________________________________

For AUTOMATIC INVESTMENT or SYSTEMATIC WITHDRAWAL please attach a voided check from the above account.
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SIGNATURE AND TIN CERTIFICATION
I/We certify that I have full right and power, and legal capacity to purchase shares of the Fund and affirm that I have received a current prospectus and understand the investment objective and policies stated therein. I certify under the penalties of perjury that (1) the Social Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law. (Check here if you are subject to backup withholding) o.

__________________________________    ________________________________
APPLICANT                   DATE      JOINT APPLICANT              DATE

__________________________________    ________________________________
OTHER AUTHORIZED SIGNATORY  DATE      OTHER AUTHORIZED SIGNATORY   DATE

THE JAMESTOWN INTERNATIONAL EQUITY FUND

INVESTMENT ADVISOR
Lowe, Brockenbrough & Tattersall, Inc.
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

SUB-ADVISOR

Oechsle International Advisors, Inc.
One International Place
Boston, Massachusetts 02110


ADMINISTRATOR
MGF Service Corp.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

CUSTODIAN




INDEPENDENT AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, Pennsylvania 19102

COUNSEL
Sullivan & Worcester
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Jack E. Brinson
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Samuel B. Witt III

OFFICERS

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                  STATEMENT OF ADDITIONAL INFORMATION


                             THE JAMESTOWN
                       INTERNATIONAL EQUITY FUND

                             April 1, 1996


                              A Series of
                     WILLIAMSBURG INVESTMENT TRUST
                     312 Walnut Street, 21st Floor
                        Cincinnati, Ohio 45202
                       Telephone 1-800-443-4249


                           TABLE OF CONTENTS
                           ----------------

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . .   2
DESCRIPTION OF BOND RATINGS. . . . . . . . . . . . . . . . . . . .   9
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . .  12
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . .  14
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . .  17
SUB-ADVISOR  . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . .  19
OTHER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . .  20
BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
SPECIAL SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . .  21
PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . .  23
REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . .  23
NET ASSET VALUE DETERMINATION. . . . . . . . . . . . . . . . . . .  24
ALLOCATION OF TRUST EXPENSES . . . . . . . . . . . . . . . . . . .  24
ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . .  25
CAPITAL SHARES AND VOTING. . . . . . . . . . . . . . . . . . . . .  27
CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . .  28
FINANCIAL STATEMENTS AND REPORTS . . . . . . . . . . . . . . . . .  30




This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Jamestown International Equity Fund (the "Fund") dated April 1, 1996. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

FOREIGN SECURITIES. The Fund will invest primarily in foreign securities, including those traded domestically as American Depository Receipts (ADRs). Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The value of the Fund's portfolio securities which are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with purchase and sale of foreign portfolio securities.

The Fund will enter into forward foreign currency exchange contracts as described hereafter. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund may enter into such forward contracts if, as a result, not more than 50% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Sub-Advisor determines it to be in the best interests of the Fund. The Custodian will segregate cash, U.S. Government obligations or other liquid high-grade debt obligations in an amount not less than the value of the Fund's total assets committed to foreign currency exchange contracts entered into under this type of transaction. If the value of the segregated securities declines, additional cash or securities will be added on a daily basis, i.e., "marked to market," so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.

Generally, the Fund will not enter into a forward foreign currency exchange contract with a term of greater than 90 days. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Advisor. It should also be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

The writing of covered call options is a conservative investment technique which the Sub-Advisor believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities. The ability of the Fund to write covered call options may be limited by state regulations which require the Fund to commit no more than a specified percentage of its assets to such transactions and the tax requirement that less than 30% of the Fund's gross income be derived from the sale or other disposition of securities held for less than 3 months.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or obligations in an amount not less than the exercise price at all times while the put option is outstanding.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions.

OPTIONS TRANSACTIONS GENERALLY. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Sub-Advisor's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Sub-Advisor's ability to select the proper time, type and duration of the options.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities; however, the aggregate of portfolio securities loaned will not exceed 25% of the value of the Fund's net assets, measured at the time any such loan is made. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Sub-Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest- bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Sub-Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The Fund does not intend to invest in "zero coupon" Treasury securities. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The U.S. Government does not guarantee premiums and market value of U.S. Government Securities.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                      DESCRIPTION OF BOND RATINGS

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Sub-Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Description of Moody's Investors Service, Inc.'s Bond Ratings:

Aaa:   Bonds rated Aaa are judged to be of the best quality.  These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:    Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

A:     Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:   Bonds rated Baa are considered as medium grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

AAA:   This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA:    Bonds rated AA also qualify as high quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:     Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:   Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

AAA:   Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:    Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A:     Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:   Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS CREDIT RATING CO.'S BOND RATINGS:

AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

 AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                     INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor or Sub-Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in certain mortgage backed securities as described in the Prospectus under "Investment Objective, Investment Policies and Risk Considerations";

(6) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Make loans of money or securities, except that the Fund may (a) make loans of its portfolio securities in amounts not in excess of 25% of its net assets, and (b) invest in repurchase agreements;

(10) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or
(b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors);

(12) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available; or

(13) Purchase or sell puts, calls options, futures, straddles, commodities, commodities contracts or commodities futures contracts, except as described in the Prospectus and this Statement of Additional Information.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 10, above) the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 8, above), the Sub-Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                      TRUSTEES AND OFFICERS

Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1995:

Name, Position,                 Principal Occupation            Compensation
Age  and Address                During Past 5 Years             From the Trust
----------------                -------------------             --------------

Jack E. Brinson (age 63)        President, Brinson Investment Co.
$11,500
Trustee                         President, Brinson Chevrolet, Inc.
1105 Panola Street              Tarboro, North Carolina
Tarboro, North Carolina  27886

Austin Brockenbrough III (age 58)Managing Director
None
Trustee**                       Lowe, Brockenbrough & Tattersall, Inc.
President                       Richmond, Virginia
The Jamestown Tax Exempt Virginia Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

John T. Bruce (age 41)          Principal                                None
Trustee and Chairman**          Flippin, Bruce & Porter, Inc.
Vice President                  Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati (age 58)    Physician                              $8,500
Trustee**                       Dermatology Associates of Richmond
5600 Grove Avenue               Richmond, Virginia
Richmond, Virginia   23226

J. Finley Lee (age 55)          Julian Price Professor of              $9,500
Trustee                         Business Administration
614 Croom Court                 University of North Carolina
Chapel Hill, North Carolina  27514
Chapel Hill, North Carolina

Richard Mitchell (age 46)       Principal                               None
Trustee**                       T. Leavell & Associates, Inc.
President                       Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 56)     President                            $11,500
Trustee                         University of Richmond
7000 River Road                 Richmond, Virginia
Richmond, Virginia  23229

Harris V. Morrissette (age 35)  President                            $11,500
Trustee                         Marshall Biscuits
1500 S. Beltline Hwy.           Mobile, Alabama
Mobile, Alabama   36693

Fred T. Tattersall (age 46)     Managing Director                      None
Trustee**                       Lowe, Brockenbrough & Tattersall, Inc.
President                       Richmond, Virginia
The Jamestown Bond Fund
The Jamestown Short Term Bond Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Samuel B. Witt III (age 59)     Attorney at Law                      $9,000
Trustee
2300 Clarendon Blvd.
Suite 407
Arlington, Virginia 22201

Karen Emmett Coleman (age 35)   Senior Fixed Income Portfolio Manager
Vice President                  Lowe, Brockenbrough & Tattersall, Inc.
The Jamestown Bond Fund         Richmond, Virginia
The Jamestown Short Term Bond Fund
6620 West Broad Street
Suite 300
Richmond, Virginia   23230

John M. Flippin (age 53)        Principal
President                       Flippin, Bruce & Porter, Inc.
FBP Contrarian Balanced Fund    Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healy (age 42)       Vice President
Vice President                  T. Leavell & Associates, Inc.
The Alabama Tax Free Bond Fund  Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

R. Gregory Porter, III (age 54) Principal
Vice President                  Flippin, Bruce & Porter, Inc.
FBP Contrarian Balanced Fund    Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 33)          Vice President, MGF Service Corp.
Treasurer                       and Leshner Financial, Inc.; Treasurer,
312 Walnut Street, 21st Floor   Midwest Trust, Midwest Group
Cincinnati, Ohio 45202          Tax Free Trust and Midwest Strategic Trust

Henry C. Spalding, Jr. (age 57) Executive Vice President
President                       Lowe, Brockenbrough & Tattersall, Inc.
The Jamestown Balanced Fund     Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230


John F. Splain (age 39)         Secretary and General Counsel,
Secretary                       MGF Service Corp., Midwest
312 Walnut Street, 21st Floor   Group Financial Services, Inc. and
Cincinnati, Ohio 45202          Leshner Financial, Inc.; Secretary
                                Midwest Trust, Midwest Group Tax
                                Free Trust and Midwest Stratetic Trust


Ernest H. Stephenson, Jr. (age 50) Vice President
Vice President                  Lowe, Brockenbrough & Tattersall, Inc.
The Jamestown Balanced Fund     Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia   23230

Connie R. Taylor (age 44)       Administrator
Vice President                  Lowe, Brockenbrough & Tattersall, Inc.
The Jamestown Balanced Fund     Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

Craig D. Truitt (age 36)        Manager Client Services
Vice President                  Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown Bond Fund         since 1992;
The Jamestown Short Term Bond Fund(previously    Vice President,
6620 West Broad Street          Julius Straus
Suite 300                       Richmond, Virginia)
Richmond, Virginia  23230

Beth Ann Walk (age 36)          Portfolio Manager
Vice President                  Lowe, Brockenbrough & Tattersall, Inc.
The Jamestown Tax Exempt Virginia Fund   Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230
_______________________________

** Indicates that Trustee is an Interested Person for purposes of the 1940 Act.

Messrs. Brinson (Chairman), Caravati, Lee, Morrill, Morrissette and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. The Trustees have not appointed a compensation committee or a nominating committee.

                       INVESTMENT ADVISOR

Lowe, Brockenbrough & Tattersall, Inc. (the "Advisor") performs management, statistical, portfolio advisor selection and general investment supervisory services for the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective until April 1, 1998 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor is at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor currently intends to waive its advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.60% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of the Fund may therefore exceed 1.60% of its average daily net assets.

The Advisor, organized as a Virginia corporation in 1970, is controlled by its shareholders, Austin Brockenbrough III and Fred T. Tattersall. In addition to acting as Advisor to the Fund, the Advisor serves as investment advisor to five additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                           SUB-ADVISOR


Oechsle International Advisors, L.P. (the "Sub-Advisor") supervises the Fund's investments pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Advisor, the Advisor and the Trust. The Sub-Advisory Agreement is effective until April 1, 1998 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, the Advisor or the Sub-Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust, by the Advisor or by the Sub-Advisor. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its assignment.


Compensation of the Sub-Advisor is paid by the Advisor (not the Fund) in the amount of one-half of the advisory fee (net of any waivers) received by the Advisor.

The Sub-Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Sub-Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Sub-Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders.

The Sub-Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Sub-Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

                          ADMINISTRATOR

MGF Service Corp. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.25% of the average value of its daily net assets up to $25,000,000, 0.225% of such assets from $25,000,000 to $50,000,000 and 0.20% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $4,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

                         OTHER SERVICES

The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, Pennsylvania 19102, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to prepare the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is _____________________________________.
The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                            BROKERAGE


It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Sub-Advisor (subject to the general supervision of the Board of Trustees and the Advisor) directs the execution of the Fund's portfolio transactions. The Sub-Advisor may effect Fund portfolio transactions with broker-dealers which may be interested persons of the Fund, the Trust, any Trustee, officer or director of the Trust or its investment advisors or any interested person of such persons.


The Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

While there is no formula, agreement or undertaking to do so, the Sub-Advisor may allocate a portion of the Fund's brokerage commissions to persons or firms providing the Sub-Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Sub-Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Sub-Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Sub-Advisor's perception of the broker's reliability, integrity and financial condition.

                  SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish.
When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $25,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:

             The Jamestown International Equity Fund
                      Shareholder Services
                          P.O. Box 5354
                   Cincinnati, Ohio 45201-5354

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Sub-Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Sub-Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in port-

folio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                       PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor, the Sub-Advisor and certain parties related thereto, including clients of the Advisor and the Sub-Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                      REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                   NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m., Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

The value of non-dollar denominated portfolio instruments held by the Fund will be determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the Fund may enter into forward foreign currency exchange contracts, which will also have the effect of limiting any such gains.

                         ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Advisor, Sub-Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

Under the Advisory Agreement, the Advisor may be required to reimburse the Fund if its annual ordinary operating expenses exceed certain limits. This expense limitation is calculated and administered separately with respect to each series of the Trust in accordance with the requirements of state securities authorities. Expenses which are not subject to this limitation are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. Reimbursement, if any, will be on a monthly basis, subject to year end adjustment. The Advisor in its discretion may, but is not required to, reimburse the Fund an amount of money in excess of its advisory fee.

                   ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income. The Fund will also be required to derive less than 30% of its gross income from the sale or other disposition of securities held for less than 90 days.

While the above requirements are aimed at qualification of the Fund as regulated investment companies under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

Investments by the Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end gain or loss. The use of section 1256 contracts may force the Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

Certain hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Internal Revenue Code of 1986, as amended, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The 30% limit on gains from the sale of certain assets held for less than three months and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or options on futures contracts.

                    CAPITAL SHARES AND VOTING

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

Prior to January 24, 1994 the Trust was called The Nottingham Investment
Trust.

                 CALCULATION OF PERFORMANCE DATA

As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2[(a-b/cd + 1)6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Europe, Australia and Far East Index (the "EAFE Index"), which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the securities markets located outside the United States. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

     * Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     * Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                FINANCIAL STATEMENTS AND REPORTS

The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor.

                             PART C

                        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          --------------------------------

        (a)  Not Applicable

        (b)  Exhibits:

        1.   Declaration of Trust*

        2.   Bylaws*

        3.   Not Applicable

        4.   See Exhibits 1 and 2

        5.   (i)  Form of Investment Advisory Agreement
             (ii) Form of Sub-Advisory Agreement

        6.   Not Applicable

        7.   Not Applicable

        8.   Custodian Agreement*

        9.   Administration, Accounting and Transfer Agency Agreement*

       10.   Opinion and Consent of Counsel*

       11.   Not Applicable

       12.   Not Applicable

       13.   Not Applicable

       14.   Not Applicable

       15.   Not Applicable

       16.   Not Applicable


       17.   Not Applicable

       18.   Not Applicable


-------------
*    Previously filed as Exhibit to Registration Statement on Form N-1A

Item 25.  Persons Controlled by or under Common Control with Registrant
          -----------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          ------------------------------

          Set forth is the number of record holders, as of January 1, 1996, of the shares of the Trust:
                                             Number of Record
          Title of Class                         Holders
          --------------                      ---------------
          Shares of beneficial interest of
          FBP Contrarian Equity Fund              168

          Shares of beneficial interest of
          FBP Contrarian Balanced Fund            407

          Shares of beneficial interest of
          The Government Street Equity Fund       333

          Shares of beneficial interest of
          The Government Street Bond Fund         166

          Shares of beneficial interest of
          The Alabama Tax Free Bond Fund          129

          Shares of beneficial interest of
          The Jamestown Balanced Fund             234

          Shares of beneficial interest of
          The Jamestown Equity Fund               110

          Shares of beneficial interest of
          The Jamestown Bond Fund                  33

          Shares of beneficial interest of
          The Jamestown Short Term Bond Fund       11

          Shares of beneficial interest of
          The Jamestown Tax Exempt Virginia Fund   32

          Shares of beneficial interest of
          The Jamestown International Equity Fund   0


Item 27. INDEMNIFICATION. Article VIII of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and trustees as follows:

          SECTION 8.4 Indemnification of Trustees and Officers. Subject to the limitations set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Fund or Funds to which the conduct in question relates) each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (referred to hereinafter, together with such person's heirs, executors, administrators or other legal representatives, as a "covered person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any covered person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such covered person may be or may have been involved as a party or otherwise or with which such covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such covered person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the covered person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that such covered person was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an adinistrative action against such covered person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that such covered person was not liable by reason of Disabling Conduct by (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Disinterested Trustees"), or
(b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such covered person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the covered person Shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and if (i) the covered person shall have provided security for such undertaking,
(ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full inquiry), that there is reason to believe that the covered person ultimately will be entitled to indemnification hereunder.

             SECTION 8.5 Compromise Payment. As to any matter disposed of by a compromise payment by any covered person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (ii) shall not prevent the recovery from any covered person of any amount paid to such covered person in accordance with either of such clauses as indemnification if such covered person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such covered person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person's office.

             SECTION 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any of the rights to which any covered person may be entitled. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          The Trust's Advisory Agreements provide for indemnification of each of the Advisors as follows:

           8.(b) INDEMNIFICATION OF ADVISOR. Subject to the limitations set forth in this Subsection 8(b), the Trust shall indemnify, defend and hold harmless (from the assets of the Fund or Funds to which the conduct in question relates) the Advisor against all loss, damage and liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by the Advisor in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, related to or resulting from this Agreement or the performance of services hereunder, except with respect to any matter as to which it has been determined that the loss, damage or liability is a direct result of (i) a breach of fiduciary duty with respect to the receipt of compensation for services; or (ii) wilful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (either and both of the conduct described in clauses (i) and
(ii) above being referred to hereinafter as "DISABLING CONDUCT"). A determination that the Advisor is entitled to indemnification may be made by
(i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Advisor was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against the Advisor for insufficiency of evidence of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the Advisor was not liable by reason of Disabling Conduct by: (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similargrounds that is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "INDEPENDENT TRUSTEES"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by the Advisor (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Advisor shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Advisor shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Advisor ultimately will be entitled to indemnification hereunder.

           As to any matter disposed of by a compromise payment by the Advisor referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Advisor of any amount paid to the Advisor in accordance with either of such clauses if indemnification of the Advisor is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Advisor's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

           The right of indemnification provided by this Subsection 8(b) shall not be exclusive of or affect any of the rights to which the Advisor may be entitled. Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

           The Board of Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Advisor is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

           8.(c) The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Advisor and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

       The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trust may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

Lowe, Brockenbrough & Tattersall, Inc. ("LB&T") is a registered investment advisor providing general investment advisory services to six series of Williamsburg Investment Trust: The Jamestown Balanced Fund, The Jamestown Bond Fund, The Jamestown Short-Term Bond Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund. LB&T acted as the co-investment advisor with Bridgewater Associates, Inc. to The Alpha World Fund, another registered investment company, until July 1995. LB&T also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of Lowe, Brockenbrough & Tattersall, Inc., 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

           (1) Austin Brockenbrough III - A Managing Director of LB&T.

               (a) A Trustee of Williamsburg Investment Trust, a registered investment company, and President of The Jamestown Tax Exempt Virginia Fund.

          (2)  Fred T. Tattersall - A Managing Director of LB&T.

               (a) A Trustee of Williamsburg Investment Trust and President of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund.

          (3) Karen Emmett Coleman - Senior Fixed Income Portfolio Manager of LB&T.

               (a)  Vice President of The Jamestown Bond Fund and The
                     Jamestown Short Term Bond Fund.

          (4)  Henry C. Spalding, Jr. - Executive Vice President of LB&T.

               (a)  President of The Jamestown Balanced Fund and The
                     Jamestown Equity Fund.

          (5)  William F. Shumadine, Jr. - Senior Vice President of LB&T.

          (6)  Ernest H. Stephensen, Jr. - Vice President of LB&T.

               (a) Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund.

          (7)  Craig D. Truitt - Manager Client Services of LB&T.

               (a) Vice President of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund.

          (8)  Beth Ann Walk - Portfolio Manager of LB&T.

               (a)  Vice President of The Jamestown Tax Exempt Virginia
                    Fund.


       Oechsle International Advisors, L.P. ("Oechsle International") is a registered investment advisor which provides investment advisory services and acts as sub-advisor to The Jamestown International Equity Fund. The following are the partners of Oechsle International, One International Place, Boston, Massachusetts 02110.

          (1) Oechsle Group, L.P. (the Managing General Partner of which is Walter Oechsle), a general partner of Oechsle International.

          (2) Dresdner Asset Management (U.S.A.) Corporation (a subsidiary of Dresdner Bank A.G.), a limited partner of Oechsle International.

          (3) OIA Limited Partnership Interest Trust (the trustee of which is Oechsle Group, L.P.), a limited partner of Oechsle International.

       Flippin, Bruce & Porter, Inc. ("FBP") is a registered investment advisor providing investment advisory services to two series of Williamsburg Investment Trust: The FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund. The Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional account and individuals. The following list sets forth the business and other connections of the directors and officers of Flippin, Bruce & Porter, Inc., 800 Main Street, Suite 202, P.O. Box 6138, Lynchburg, Virginia 24505.

          (1)  John T. Bruce - A Principal of FBP.

               (a)  Chairman of the Board of Trustees of Williamsburg
                     Investment Trust and Vice President of FBP Contrarian Balanced Fund and FBP Contrarian Equity Fund.

          (2)  John M. Flippin - A Principal of FBP

               (a) President of FBP Contrarian Balanced Fund and FBP Contrarian Equity Fund.

          (3)  Robert Gregory Porter III - A Principal of FBP.

               (a)  Vice President of FBP Contrarian Balanced Fund and FBP
                     Contrarian Equity Fund.

          (4)  Joseph T. Antonelli, Jr. - Portfolio Manager of FBP.

          (5)  David J. Marshall - Portfolio Manager of FBP.

       T. Leavell & Associates, Inc. ("TLA") is a registered investment advisor providing investment advisory services to three series of Williamsburg Investment Trust: The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund. TLA also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633.

          (1)  Thomas W. Leavell - President and a Principal of TLA.

          (2) Dorothy G. Gambill - Secretary/Treasurer and a Principal of TLA.

          (3) Richard Mitchell - Executive Vice President and a Principal of TLA.

               (a) A Trustee of Williamsburg Investment Trust and President of The Government Street Bond Fund, The Government Street Equity Fund and The Alabama Tax Free Bond Fund.

          (4)  Kenneth P. Pulliam - Portfolio Manager of TLA.

          (5) Timothy S. Healy - Vice President and Portfolio Manager of TLA.

               (a)  Vice President of The Alabama Tax Free Bond Fund.

          (6)  Ann Damon Haas - Vice President of TLA.

Item 29.  Principal Underwriter

       Not Applicable

Item 30.  Locations of Accounts and Records

       The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 31.  Management Services

       See discussion in Part A under "Management of the Fund -
Administrator" and in Part B under "Administrator."

Item 32.  Undertakings

       (a)     Not Applicable

       (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act registration statement.

       (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

       (d) The Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 19th day of January, 1996.


                         WILLIAMSBURG INVESTMENT TRUST




                         By: /s/ John F. Splain
                             -------------------------------
                            John F. Splain,
                            Attorney-in-Fact




     The term "Williamsburg Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated July 18, 1988, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



  Signature                      Title                 Date



/s/ John T. Bruce               Trustee and Chairman   January 19, 1996
---------------------           (principal executive
John T. Bruce                   officer)


/s/ Mark J. Seger               Treasurer (principal   January 19, 1996
---------------------           financial and
Mark J. Seger                   accounting officer)

Jack E. Brinson*                Trustee

Austin Brockenbrough III*       Trustee

Charles M. Caravati*            Trustee

J. Finley Lee, Jr.*             Trustee

Richard Mitchell*               Trustee

Richard L. Morrill*             Trustee

Harris V. Morrissette*          Trustee

Fred T. Tattersall*             Trustee

Samuel B. Witt III*             Trustee


*By:/s/ John F. Splain
    ---------------------
    John F. Splain
    Attorney-in-Fact
    January 19, 1996